Authorization and Basis of Preparation - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of basis of preparation [Abstract]
Employee benefits provision	33.00%	29.00%